Provisions - additional information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		$ 2,861		$ 3,245
Increase in provisions recognized in the income statement		472		404
Release of provisions recognized in the income statement		(92)		(123)
Provisions used in conformity with designated purpose		(770)		(659)
Capitalized reinstatement costs		11		1
Reclassifications		0
Foreign currency translation / unwind of discount		88		(8)
Balance at the end of period		2,571		2,861
Personnel related restructuring provisions		18		40
Personnel related provisions for onerous lease contracts		49		61
Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		2,475	[1]	2,827
Increase in provisions recognized in the income statement	[1]	233	[2]	258
Release of provisions recognized in the income statement	[1]	(33)	[2]	(81)
Provisions used in conformity with designated purpose	[1]	(603)	[2]	(518)
Capitalized reinstatement costs	[2]	0
Reclassifications	[1]	0	[2]	0
Foreign currency translation / unwind of discount	[1]	64	[2]	(12)
Balance at the end of period	[1]	2,135	[2]	2,475
Restructuring
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		106
Increase in provisions recognized in the income statement		101
Release of provisions recognized in the income statement		(13)
Provisions used in conformity with designated purpose		(113)
Capitalized reinstatement costs		0
Reclassifications		(14)
Foreign currency translation / unwind of discount		4
Balance at the end of period		72	[3]	106
Other
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		280
Increase in provisions recognized in the income statement	[4]	139
Release of provisions recognized in the income statement	[4]	(47)
Provisions used in conformity with designated purpose	[4]	(54)
Capitalized reinstatement costs	[4]	11
Reclassifications	[4]	14
Foreign currency translation / unwind of discount	[4]	20
Balance at the end of period		363	[4]	280
UBS AG
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		2,825		3,209
Increase in provisions recognized in the income statement		455		376
Release of provisions recognized in the income statement		(88)		(119)
Provisions used in conformity with designated purpose		(755)		(632)
Capitalized reinstatement costs		11		0
Reclassifications		0		(1)
Foreign currency translation / unwind of discount		86		(8)
Balance at the end of period		2,534		2,825
Personnel related restructuring provisions		13		33
Personnel related provisions for onerous lease contracts		49		61
UBS AG | Litigation, regulatory and similar matters
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		2,475	[1]	2,827
Increase in provisions recognized in the income statement	[1]	233	[2]	258
Release of provisions recognized in the income statement	[1]	(33)	[2]	(81)
Provisions used in conformity with designated purpose	[1]	(603)	[2]	(518)
Capitalized reinstatement costs	[2]	0
Reclassifications	[1]	0	[2]	0
Foreign currency translation / unwind of discount	[1]	64	[2]	(12)
Balance at the end of period	[1]	2,135	[2]	2,475
UBS AG | Restructuring
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		99
Increase in provisions recognized in the income statement		88
Release of provisions recognized in the income statement		(11)
Provisions used in conformity with designated purpose		(100)
Capitalized reinstatement costs		0
Reclassifications		(13)
Foreign currency translation / unwind of discount		4
Balance at the end of period		67	[5]	99
UBS AG | Other
Disclosure Of Other Provisions [Line Items]
Balance at the beginning of period		251
Increase in provisions recognized in the income statement	[4]	134
Release of provisions recognized in the income statement	[4]	(44)
Provisions used in conformity with designated purpose	[4]	(51)
Capitalized reinstatement costs	[4]	11
Reclassifications	[4]	13
Foreign currency translation / unwind of discount	[4]	18
Balance at the end of period		$ 332	[4]	$ 251

[1]
Provisions, if any, for matters described in this disclosure are recorded in Global Wealth Management (item 3 and item 4) and Group Functions (item 2). Provisions, if any, for the matters described in items 1 and 6 of this disclosure are allocated between Global Wealth Management and Personal & Corporate Banking, and provisions, if any, for the matters described in this disclosure in item 5 are allocated between the Investment Bank and Group Functions.

[2]	Comprises provisions for losses resulting from legal, liability and compliance risks
[3]
Primarily consists of provisions for onerous contracts of USD 49 million as of 31 December 2020 (31 December 2019: USD 61 million) and personnel-related restructuring provisions of USD 18 million as of 31 December 2020 (31 December 2019: USD 40 million).

[4]	Mainly includes provisions related to real estate, employee benefits and operational risks.
[5]
Primarily consists of provisions for onerous contracts of USD 49 million as of 31 December 2020 (31 December 2019: USD 61 million) and personnel-related restructuring provisions of USD 13 million as of 31 December 2020 (31 December 2019: USD 33 million).